Summary of significant accounting judgements, estimates, and significant accounting policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Sep. 30, 2022
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	40 years
Bottom of range | Technical facilities and machines
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	4 years
Bottom of range | Other facilities, operating and business equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Top of range | Technical facilities and machines
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	13 years
Top of range | Other facilities, operating and business equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years